July 31, 2018

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:  The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of Clark Fork Trust (the “Trust”) (File Nos. 333-171178 and 811-22504)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find a post-effective amendment to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and an amendment to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”).

This Amendment is being filed pursuant to Rule 485(a) under the 1933 Act to indicate the investment adviser to the Tarkio Fund, a portfolio series of the Trust, will evaluate, as part of its investment selection process, a company’s record as it relates to environmental, social and governance matters.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively

On behalf of Practus, LLP

JOHN H. LIVELY ● MANAGING PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 913.660.0778 ● c: 913.523.6112

Practus, LLP  ●  John.Lively@Practus.com  ●  Practus.com